Securities Act Registration No. 333-181176
Investment Company Act Registration No. 811-22696
As filed with the Securities and Exchange Commission on January 8, 2025

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No. ___
Post-Effective Amendment No. 126
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 127

Victory Portfolios II
(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144
(Address of Principal Executive Offices)
(877) 660-4400
(Area Code and Telephone Number)

With copy to:
Thomas Dusenberry Victory Portfolios II 15935 La Cantera Parkway San Antonio, Texas 78256	Jay G. Baris Sidley Austin LLP 787 Seventh Avenue New York, New York 10019
It is proposed that this filing will become effective:
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Immediately upon filing pursuant to paragraph (b)
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On February 10, 2025, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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On (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
This Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A for Victory Portfolios II is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until February 10, 2025, the effectiveness of Post-Effective Amendment No. 125 (“PEA No. 125”), which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on December 10, 2024.
PEA No. 125 to the Registration Statement on Form N-1A for Victory Portfolios II (accession number 0001683863-24-008983) was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until January 10, 2025, the effectiveness of Post-Effective Amendment No. 123 (“PEA No. 123”), which was filed with the Commission via EDGAR on November 8, 2024.
PEA No. 123 to the Registration Statement on Form N-1A for Victory Portfolios II (accession number 0001683863-24-008176) was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until December 11, 2024, the effectiveness of Post-Effective Amendment No. 120 (“PEA No. 120”), which was filed with the Commission via EDGAR on October 9, 2024.
PEA No. 120 to the Registration Statement on Form N-1A for Victory Portfolios II (accession number 0001683863-24-005986) was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until November 11, 2024, the effectiveness of Post-Effective Amendment No. 118 (“PEA No. 118”), which was filed with the Commission via EDGAR on September 9, 2024.
PEA No. 118 to the Registration Statement on Form N-1A for Victory Portfolios II (accession number 0001683863-24-005237) was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until October 10, 2024, the effectiveness of Post-Effective Amendment No. 117 (“PEA No. 117”), which was filed with the Commission via EDGAR on August 9, 2024.
PEA No. 117 to the Registration Statement on Form N-1A for Victory Portfolios II (accession number 0001683863-24-004854) was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until September 10, 2024, the effectiveness of Post-Effective Amendment No. 116 (“PEA No. 116”), which was filed with the Commission via EDGAR on July 12, 2024.
PEA No. 116 to the Registration Statement on Form N-1A for Victory Portfolios II (accession number 0001683863-24-004589) was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until August 12, 2024, the effectiveness of Post-Effective Amendment No. 114 (“PEA No. 114”), which was filed with the Commission via EDGAR on June 14, 2024.
PEA No. 114 to the Registration Statement on Form N-1A for Victory Portfolios II (accession number 0001683863-24-004249) was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until July 15, 2024, the effectiveness of Post-Effective Amendment No. 113 (“PEA No. 113”) (accession number 0001683863-24-002327), which was filed with the Commission via EDGAR on April 1, 2024.
Since no other changes are intended to be made to PEA No. 113 by means of this filing, Parts A, B, and C of PEA No. 113 are incorporated herein by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas, on the 8th day of January 2025.
VICTORY PORTFOLIOS II
(Registrant)
By:/s/ Thomas Dusenberry

Thomas Dusenberry
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of January 2025.
Signature	Title
/s/ Thomas Dusenberry Thomas Dusenberry	President (Principal Executive Officer)
/s/ Carol D. Trevino Carol D. Trevino	Treasurer (Principal Accounting Officer and Principal Financial Officer)
* David Brooks Adcock	Trustee
* Nigel D.T. Andrews	Trustee
* E. Lee Beard	Trustee
* David C. Brown	Trustee
* John L. Kelly	Chairman of the Board and Trustee
* David L. Meyer	Trustee
* Gloria S. Nelund	Trustee
* Timothy Pettee	Trustee
*By: /s/ Jay G. Baris

Jay G. Baris
Attorney-in-Fact